Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Schedule of Reconciliation of Provision for Credit Loss
	Year Ended March 31,
(in thousands)	2025	2024
Credit loss on AFS debt securities (Note 5)	$998	$—
Bad debt expense on other receivables	2	6,016
Provision for credit losses	$1,000	$6,016